Minimum Rent Payments Required Under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Schedule of Operating Leases [Line Items]
2016	¥ 11,555
2017	9,009
2018	7,046
2019	5,550
2020	3,726
Thereafter	6,159
Total minimum rent payments	¥ 43,045